Report of Directors Corporate Governance - Performance conditions for current year LTI awards (Details) - Long-term incentive awards $ in Billions	12 Months Ended
Dec. 31, 2025 USD ($)
Disclosure of transactions between related parties [line items]
RoTE with CET1 capital ratio underpin	16.00%
Carbon reduction (own emissions) (5%)	73.00%
Sustainable finance and investment (15%)	$ 720.0
Minimum
Disclosure of transactions between related parties [line items]
RoTE with CET1 capital ratio underpin	14.00%
Carbon reduction (own emissions) (5%)	71.00%
Sustainable finance and investment (15%)	$ 648.0
Maximum
Disclosure of transactions between related parties [line items]
RoTE with CET1 capital ratio underpin	18.00%
Carbon reduction (own emissions) (5%)	78.00%
Sustainable finance and investment (15%)	$ 792.0
Return on tangible equity
Disclosure of transactions between related parties [line items]
Measures (weighting)	40.00%
Environment
Disclosure of transactions between related parties [line items]
Measures (weighting)	20.00%
Relative TSR
Disclosure of transactions between related parties [line items]
Measures (weighting)	40.00%